Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges by Segment

For the years ended December 31, 2016, 2015 and 2014, restructuring charges were comprised of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Employee severance and related costs	$41,054	$74,879	$14,092
Consolidation of leased facilities	28,857	22,100	—
Reversal of previous charges	(2,510)	(286)	—
Other	—	1,968	—

Total Restructuring charges	$67,401	$98,661	$14,092

Schedule of Restructuring Accruals

The activity in the Company’s restructuring accruals for the year ended December 31, 2016 is summarized as follows (in thousands):

Total
Balance at January 1, 2016	$40,396
Restructuring charges	67,401
Payments	(69,012)
Other	1,158

Balance at December 31, 2016	$39,943